CHANGES TO COMPARATIVE DATA - Consolidated Cash Flow Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Profit before tax		£ 6,094	£ 5,785	[1]	£ 1,329	[1]
Adjustments for:
Change in operating assets		(2,900)	5,174	[1]	(5,882)	[1]
Change in operating liabilities	[1]				17,841
Non-cash and other items		(129)	(661)	[1]	3,484	[1]
Tax paid (net)		(649)	(715)	[1]	(616)	[1]
Net cash provided by operating activities		19,310	17,693	[1]	16,156	[1]
Cash flows from investing activities
Purchase of financial assets		(7,953)	(8,885)	[1]	(8,539)	[1]
Proceeds from sale and maturity of financial assets		11,041	8,134	[1]	6,225	[1]
Purchase of fixed assets		(3,704)	(3,102)	[1]	(2,815)	[1]
Proceeds from sale of fixed assets		871	1,028	[1]	1,063	[1]
Acquisition of businesses, net of cash acquired		0	(3)	[1]	0	[1]
Disposal of businesses, net of cash disposed	[1]				0
Net cash provided by (used in) investing activities		255	(2,828)	[1]	(4,066)	[1]
Cash flows from financing activities
Dividends paid to ordinary shareholders		0	(2,900)	[1]	0	[1]
Distributions on other equity instruments		(241)	(344)	[1]	(417)	[1]
Dividends paid to non-controlling interests		(37)	(14)	[1]	(7)	[1]
Return of capital contributions		(4)	(4)	[1]	(4)	[1]
Interest paid on subordinated liabilities		(397)	(525)	[1]	(852)	[1]
Proceeds from issue of subordinated liabilities		837	3,262	[1]	303	[1]
Proceeds from issue of other equity instruments		0	1,549	[1]	1,070	[1]
Repayment of subordinated liabilities		(2,216)	(3,745)	[1]	(4,156)	[1]
Repurchases and redemptions of other equity instruments		0	(3,226)	[1]	0	[1]
Borrowings from parent company		1,852	543	[1]	4,799	[1]
Repayments of borrowings to parent company		0	(4,896)	[1]	(1,403)	[1]
Interest paid on borrowings from parent company		(200)	(226)	[1]	(98)	[1]
Net cash used in financing activities		(406)	(10,526)	[1]	(765)	[1]
Effects of exchange rate changes on cash and cash equivalents		82	(1)	[1]	1	[1]
Change in cash and cash equivalents		19,241	4,338	[1]	11,326	[1]
Cash and cash equivalents at beginning of year	[1]	55,960	51,622		40,296
Cash and cash equivalents at end of year		£ 75,201	55,960	[1]	51,622	[1]
Previously Reported
Cash flows from operating activities
Profit before tax					1,329
Adjustments for:
Change in operating assets					(6,856)
Change in operating liabilities					17,841
Non-cash and other items					3,484
Tax paid (net)					(616)
Net cash provided by operating activities					15,182
Cash flows from investing activities
Purchase of financial assets					(8,539)
Proceeds from sale and maturity of financial assets					6,225
Purchase of fixed assets					(2,815)
Proceeds from sale of fixed assets					1,063
Acquisition of businesses, net of cash acquired					0
Disposal of businesses, net of cash disposed					0
Net cash provided by (used in) investing activities					(4,066)
Cash flows from financing activities
Dividends paid to ordinary shareholders					0
Distributions on other equity instruments					(417)
Dividends paid to non-controlling interests					(7)
Return of capital contributions					(4)
Interest paid on subordinated liabilities					(852)
Proceeds from issue of subordinated liabilities					303
Proceeds from issue of other equity instruments					1,070
Repayment of subordinated liabilities					(4,156)
Repurchases and redemptions of other equity instruments					0
Borrowings from parent company					4,799
Repayments of borrowings to parent company					(1,403)
Interest paid on borrowings from parent company					(98)
Net cash used in financing activities					(765)
Effects of exchange rate changes on cash and cash equivalents					1
Change in cash and cash equivalents					10,352
Cash and cash equivalents at beginning of year			48,966		38,614
Cash and cash equivalents at end of year					48,966
Adjustments
Cash flows from operating activities
Profit before tax					0
Adjustments for:
Change in operating assets					974
Change in operating liabilities					0
Non-cash and other items					0
Tax paid (net)					0
Net cash provided by operating activities					974
Cash flows from investing activities
Purchase of financial assets					0
Proceeds from sale and maturity of financial assets					0
Purchase of fixed assets					0
Proceeds from sale of fixed assets					0
Acquisition of businesses, net of cash acquired					0
Disposal of businesses, net of cash disposed					0
Net cash provided by (used in) investing activities					0
Cash flows from financing activities
Dividends paid to ordinary shareholders					0
Distributions on other equity instruments					0
Dividends paid to non-controlling interests					0
Return of capital contributions					0
Interest paid on subordinated liabilities					0
Proceeds from issue of subordinated liabilities					0
Proceeds from issue of other equity instruments					0
Repayment of subordinated liabilities					0
Repurchases and redemptions of other equity instruments					0
Borrowings from parent company					0
Repayments of borrowings to parent company					0
Interest paid on borrowings from parent company					0
Net cash used in financing activities					0
Effects of exchange rate changes on cash and cash equivalents					0
Change in cash and cash equivalents					974
Cash and cash equivalents at beginning of year			£ 2,656		1,682
Cash and cash equivalents at end of year					£ 2,656

[1]	Restated, see page F-14.